NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2024
Non-controlling interests [Abstract]
Schedule of non-controlling interest

	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Reko Diq	Other	Total
NCI in subsidiary at June 30, 2024	38.5%	40%	16%	20%	10.3%	50%	Various
At January 1, 2023	$6,068	$1,128	$321	$739	$13	$329	($80)	$8,518
Share of income (loss)	548	63	25	69	7	(31)	—	681
Cash contributed	—	—	—	—	—	40	—	40
Disbursements	(454)	(48)	(24)	(48)	(4)	—	—	(578)
At December 31, 2023	$6,162	$1,143	$322	$760	$16	$338	($80)	$8,661
Share of income (loss)	389	37	15	45	2	(32)	—	456
Cash contributed	—	—	—	—	—	52	—	52
Disbursements	(242)	(28)	—	(20)	—	—	—	(290)
At June 30, 2024	$6,309	$1,152	$337	$785	$18	$358	($80)	$8,879
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.